Financial Risks - Summary of Equity Real Estate and Other Non-fixed-income Portfolio (Detail) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Americas [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure of equity market risk and other investments risk	€ 4,249	€ 4,785
United Kingdom [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure of equity market risk and other investments risk	731	730
International [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure of equity market risk and other investments risk	75	56
Equity funds [member] | Americas [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure of equity market risk and other investments risk	131	145
Common shares [member] | Americas [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure of equity market risk and other investments risk	70	95
Common shares [member] | United Kingdom [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure of equity market risk and other investments risk	16	14
Common shares [member] | International [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure of equity market risk and other investments risk	6	5
Preferred shares [member] | Americas [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure of equity market risk and other investments risk	10	16
Investments in real estate [member] | Americas [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure of equity market risk and other investments risk	24	40
Investments in real estate [member] | International [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure of equity market risk and other investments risk	19	17
Hedge funds [member] | Americas [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure of equity market risk and other investments risk	4	7
Other alternative investments [member] | Americas [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure of equity market risk and other investments risk	2,468	2,682
Other alternative investments [member] | International [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure of equity market risk and other investments risk	2
Other financial asset [member] | Americas [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure of equity market risk and other investments risk	1,542	1,800
Other financial asset [member] | United Kingdom [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure of equity market risk and other investments risk	714	716
Other financial asset [member] | International [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure of equity market risk and other investments risk	49	33
Asset management [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure of equity market risk and other investments risk	10	10
Asset management [member] | Equity funds [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure of equity market risk and other investments risk	9	9
Asset management [member] | Other financial asset [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure of equity market risk and other investments risk	1	2
Holding and other activities [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure of equity market risk and other investments risk	5,065	5,582
Holding and other activities [member] | Equity funds [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure of equity market risk and other investments risk	140	154
Holding and other activities [member] | Common shares [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure of equity market risk and other investments risk	92	114
Holding and other activities [member] | Preferred shares [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure of equity market risk and other investments risk	10	16
Holding and other activities [member] | Investments in real estate [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure of equity market risk and other investments risk	42	57
Holding and other activities [member] | Hedge funds [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure of equity market risk and other investments risk	4	7
Holding and other activities [member] | Other alternative investments [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure of equity market risk and other investments risk	2,470	2,682
Holding and other activities [member] | Other financial asset [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure of equity market risk and other investments risk	€ 2,306	€ 2,551